CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current liabilities	$ 109,098	$ 91,928
Non-current liabilities	$ 25,391	$ 6,395
Convertible preferred shares, shares issued		60,468,490
Convertible preferred shares, shares outstanding		278,163,799
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	0	692,500,110
Ordinary shares, shares issued	0	221,980,000
Ordinary shares, shares outstanding	0	221,980,000
Treasury share, par value	$ 0.00005	$ 0.00005
Treasury share issued	11,604,808	0
Series A convertible preferred shares
Convertible preferred shares, par value	$ 0.00005	$ 0.00005
Convertible preferred shares, shares authorized	0	65,288,360
Convertible preferred shares, shares issued	0	65,288,360
Convertible preferred shares, shares outstanding	0	65,288,360
Series A-1 convertible preferred shares
Convertible preferred shares, par value	$ 0.00005	$ 0.00005
Convertible preferred shares, shares authorized	0	15,959,140
Convertible preferred shares, shares issued	0	12,222,267
Convertible preferred shares, shares outstanding	0	12,222,267
Series B convertible preferred shares
Convertible preferred shares, par value	$ 0.00005	$ 0.00005
Convertible preferred shares, shares authorized	0	90,782,550
Convertible preferred shares, shares issued	0	87,756,440
Convertible preferred shares, shares outstanding	0	87,756,440
Series C convertible preferred shares
Convertible preferred shares, par value	$ 0.00005	$ 0.00005
Convertible preferred shares, shares authorized	0	60,469,840
Convertible preferred shares, shares issued	0	60,468,490
Convertible preferred shares, shares outstanding	0	60,468,490
Series D convertible preferred shares
Convertible preferred shares, par value	$ 0.00005	$ 0.00005
Convertible preferred shares, shares authorized	0	75,000,000
Convertible preferred shares, shares issued	0	52,428,242
Convertible preferred shares, shares outstanding	0	52,428,242
Common Class A
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	600,000,000	0
Ordinary shares, shares issued	491,846,560	0
Ordinary shares, shares outstanding	480,241,752	0
Common Class B
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	200,000,000	0
Ordinary shares, shares issued	79,400,000	0
Ordinary shares, shares outstanding	79,400,000	0
Consolidated VIE
Current liabilities	$ 1,221	$ 778
Non-current liabilities	$ 38	$ 0